Commitments and contingencies (Details Narrative) - EUR (€)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023
Loss Contingencies [Line Items]
Investment Owned, Balance, Principal Amount		€ 5,425,000
Payments for Rent		15,000
Lease, Cost		€ 15,000
Minimum [Member]
Loss Contingencies [Line Items]
Royalty fee percentage		0.50%
[custom:CancellationFeesPercentage-0]					30.00%
Maximum [Member]
Loss Contingencies [Line Items]
Royalty fee percentage		1.00%
[custom:CancellationFeesPercentage-0]					50.00%
OSR [Member]
Loss Contingencies [Line Items]
[custom:PercentageOfRoyalties]		4.00%
San Raffaele Hospital [Member]
Loss Contingencies [Line Items]
Costs and Expenses, Related Party		€ 1,800,000	€ 2,500,000	€ 1,300,000
Manufacturing Costs		€ 10,000,000.0
Original OSR License Agreement [Member]
Loss Contingencies [Line Items]
Other Commitments, Description		In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).
AGC Biologics Agreement [Member]
Loss Contingencies [Line Items]
Potential milestone		€ 300,000
[custom:TechnologyTransferFee]		500,000
AGC Agreement [Member]
Loss Contingencies [Line Items]
Manufacturing Costs		1,000,000.0
LVV Batch [Member]
Loss Contingencies [Line Items]
Manufacturing Costs	€ 311,280
Process Transfer Agreement [Member]
Loss Contingencies [Line Items]
Advances on Inventory Purchases				405,000
Other Inventory, Supplies, Gross				40,500
Inventory, Raw Materials, Gross				€ 24,000
Manufacturing Service Agreement [Member]
Loss Contingencies [Line Items]
Inventory, Raw Materials, Gross		900,000
Cost, Direct Material		4,800,000
Master Service Agreement [Member]
Loss Contingencies [Line Items]
Oil and Gas, Production Cost, Period Cost		€ 3,500,000	€ 200,000